SUPPLEMENTAL NON-CASH TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 23, 2016
Loss on extinguishment of Series A Preferred Stock	$ 0	$ 250	$ 250	$ 0
Conversion of Series B Preferred Stock and accrued dividends to common stock	14,087	0
Commitment fees offset by issuance of common stock for private placement	250	0
Fair value of warrants issued and repriced as debt discount	1,031	1,479	2,192	1,222
Disposition of oil and gas assets for elimination of accrued expense for drilling			0	5,198
Increase in final settlement on the divestiture of DJ Basin properties in accrued liabilities	584	0
Cashless exercise of warrants	371	0
Change in capital expenditures for drilling costs in accrued liabilities	871	0
Issuance of common stock for drilling services	96	0
Fair value of derivative liabilities associated with conversion features of Second Lien Term Loan	36,741	0
Convertible Debentures And Accrued Interest [Member]
Common stock issued for convertible debt	0	8,724
Convertible Notes and Accrued Interest [Member]
Common stock issued for convertible debt	0	7,602	14,872	0
Brushy's Common Stock [Member]
Common stock issued for convertible debt	0	6,942
Conversion of Series B Preferred Stock and accrued dividends to common stock			7,111	0
Series A Preferred Stock [Member]
Common stock issued for convertible debt	0	8,221
Loss on extinguishment of Series A Preferred Stock	0	540
Conversion of Series B Preferred Stock and accrued dividends to common stock			7,682	0
Deemed dividends on Series B 6% Convertible Preferred Stock associated with beneficial conversion features					$ 900
Series B Preferred Stock [Member]
Conversion of Series B Preferred Stock and accrued dividends to common stock			3,230	0
Warrants issued for fees associated with Series B 6% Preferred Stock issuance	0	1,590	1,590	0
Warrants issued with Series B Preferred Stock issuance and recorded as a deemed dividend	0	7,880	$ 7,879	$ 0
Deemed dividends on Series B 6% Convertible Preferred Stock associated with beneficial conversion features	3,767	0
Series B 6% Preferred Stock subscribed	$ 0	$ 2,100